Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	52
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$333,004.21

Principal:
Principal Collections	$6,787,021.31
Prepayments in Full	$2,140,149.76
Liquidation Proceeds	$56,647.30
Recoveries	$59,512.56
Sub Total	$9,043,330.93
Collections	$9,376,335.14

Purchase Amounts:
Purchase Amounts Related to Principal	$267,169.10
Purchase Amounts Related to Interest	$1,632.40
Sub Total	$268,801.50

Clean-up Call	$80,194,995.57

Reserve Account Draw Amount	$16,470,265.59

Available Funds - Total	$106,310,397.80

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	52
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$106,310,397.80
Servicing Fee	$74,586.50	$74,586.50	$0.00	$0.00	$106,235,811.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$106,235,811.30
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$106,235,811.30
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$106,235,811.30
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$106,235,811.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$106,235,811.30
Interest - Class B Notes	$37,578.72	$37,578.72	$0.00	$0.00	$106,198,232.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$106,198,232.58
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$106,135,092.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$106,135,092.58
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$106,057,746.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$106,057,746.08
Regular Principal Payment	$87,126,418.57	$87,126,418.57	$0.00	$0.00	$18,931,327.51
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$18,931,327.51
Residual Released to Depositor	$0.00	$18,931,327.51	$0.00	$0.00	$0.00
Total		$106,310,397.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$87,126,418.57
Total					$87,126,418.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$23,986,418.57	$506.47	$37,578.72	$0.79	$24,023,997.29	$507.26
Class C Notes	$31,570,000.00	$1,000.00	$63,140.00	$2.00	$31,633,140.00	$1,002.00
Class D Notes	$31,570,000.00	$1,000.00	$77,346.50	$2.45	$31,647,346.50	$1,002.45
Total	$87,126,418.57	$54.10	$178,065.22	$0.11	$87,304,483.79	$54.21

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	52

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$23,986,418.57	0.5064700	$0.00	0.0000000
Class C Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Total	$87,126,418.57	0.0541037	$0.00	0.0000000

Pool Information
Weighted Average APR	4.634%	4.690%
Weighted Average Remaining Term	15.90	15.23
Number of Receivables Outstanding	15,125	14,351
Pool Balance	$89,503,804.08	$80,194,995.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$87,126,418.57	$78,150,507.34
Pool Factor	0.0543427	0.0486908

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$2,044,488.23
Targeted Overcollateralization Amount	$2,044,488.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,194,995.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$16,470,265.59
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(16,470,265.59)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	52
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$57,821.04
(Recoveries)		129	$59,512.56
Net Loss for Current Collection Period			$(1,691.52)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0227%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2693%
Second Preceding Collection Period			0.5514%
Preceding Collection Period			0.1239%
Current Collection Period			-0.0239%
Four Month Average (Current and Preceding Three Collection Periods)			0.2302%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,991	$12,619,010.43
(Cumulative Recoveries)			$2,151,026.76
Cumulative Net Loss for All Collection Periods			$10,467,983.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6356%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,106.33
Average Net Loss for Receivables that have experienced a Realized Loss			$1,747.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.06%	285	$2,454,520.29
61-90 Days Delinquent	0.24%	24	$190,183.29
91-120 Days Delinquent	0.07%	5	$52,180.93
Over 120 Days Delinquent	1.31%	82	$1,053,446.09
Total Delinquent Receivables	4.68%	396	$3,750,330.60

Repossession Inventory:
Repossessed in the Current Collection Period		9	$73,895.23
Total Repossessed Inventory		11	$121,070.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7271%
Preceding Collection Period			0.7868%
Current Collection Period			0.7735%
Three Month Average			0.7625%

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	52

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer